Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

(in KUSD)	December 31, 2021	December 31, 2020
VAT receivable, net	364	453
Withholding tax receivable	23	991
Prepaid insurance	3,416	2,852
Prepaid compensation	1,489	1,488
Prepaid expenses	2,457	1,791
Prepaid and other CMC, research and clinical expenses	7,988	2,024
UK R&D expenditure credit receivable	455	1,246
Other	1,106	410
	17,298	11,255